Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	€ 66,603,725	€ (35,465,559)		€ 31,138,166
Balance, shares at Dec. 31, 2022	18,216,858
Share-based compensation	€ 415,433			415,433
Cumulative translation adjustment		9,716		9,716
Net loss		(6,759,225)		(6,759,225)
Balance at Jun. 30, 2023	€ 67,019,158	(42,215,068)		24,804,090
Balance, shares at Jun. 30, 2023	18,216,858
Share-based compensation	€ 324,451			324,451
Cumulative translation adjustment		(9,716)		(9,716)
Net loss		(4,886,230)		(4,886,230)
Capital increase ATM program	€ 531			531
Capital increase ATM program, shares	100
Other comprehensive income		(32,011)	231,142	199,131
Balance at Dec. 31, 2023	€ 67,344,140	(47,143,025)	231,142	20,432,257
Balance, shares at Dec. 31, 2023	18,216,958
Share-based compensation	€ 232,768			232,768
Cumulative translation adjustment
Net loss		(4,038,506)		(4,038,506)
Capital increase ATM program	€ 270,885			270,885
Capital increase ATM program, shares	72,908
Other comprehensive income			(80,369)	(80,369)
Balance at Jun. 30, 2024	€ 67,847,793	€ (51,181,531)	€ 150,773	€ 16,817,035
Balance, shares at Jun. 30, 2024	18,289,866